COMMITMENTS, CONTINGENCIES AND GUARANTEES - Summary of Letters of Credit Issued by Brookfield Renewable (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	$ 2,792	$ 2,126
Brookfield Renewable along with institutional partners
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	74	100
Brookfield Renewable's subsidiaries
Disclosure of finance lease and operating lease by lessee [line items]
Estimated contingent liabilities for letters of credit	$ 2,718	$ 2,026